Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Technology ETF	Sep. 28, 2024
Fidelity Disruptive Technology ETF | Return Before Taxes
Average Annual Return:
Past 1 year	55.54%
Since Inception	13.36%	[1]
Fidelity Disruptive Technology ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	55.54%
Since Inception	13.10%	[1]
Fidelity Disruptive Technology ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	32.88%
Since Inception	10.51%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	14.87%
IXXIP
Average Annual Return:
Past 1 year	22.68%
Since Inception	10.59%

[1]	A From April 16, 2020 .